Capital Management and Risk Policies - Summary of key macroeconomic variables (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of Credit Quality of Debt Securities [line items]
Inflation Rate (IPC)	35.00%
Unemployment Rate	5.00%
Interest Rate	70.00%
PIB	1.86%
Current account	(11.21%)
Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	1.40%
Inflation Rate (IPC)	25.00%
Exchange Rate	20.00%
Unemployment Rate	(4.30%)
Interest Rate	(29.20%)
Real Salary	2.40%
PIB	2.60%
Current account	19.10%
Upside [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	6.20%
Inflation Rate (IPC)	20.00%
Exchange Rate	15.30%
Unemployment Rate	(15.70%)
Interest Rate	(45.80%)
Real Salary	4.30%
PIB	6.20%
Current account	44.90%
Downside [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(1.80%)
Inflation Rate (IPC)	40.00%
Exchange Rate	56.70%
Unemployment Rate	38.60%
Interest Rate	14.60%
Real Salary	(5.20%)
PIB	(1.80%)
Current account	(77.80%)
Q II - 2019 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(7.70%)
Inflation Rate (IPC)	47.30%
Exchange Rate	99.20%
Unemployment Rate	13.10%
Interest Rate	79.70%
Real Salary	(9.50%)
PIB	(7.00%)
Current account	(64.90%)
Q II - 2019 [member] | Upside [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(6.60%)
Inflation Rate (IPC)	43.50%
Exchange Rate	96.30%
Unemployment Rate	10.40%
Interest Rate	71.00%
Real Salary	(8.80%)
PIB	(2.30%)
Current account	(50.70%)
Q II - 2019 [member] | Downside [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(8.50%)
Inflation Rate (IPC)	47.70%
Exchange Rate	115.80%
Unemployment Rate	22.90%
Interest Rate	102.70%
Real Salary	(11.20%)
PIB	(7.10%)
Current account	(54.60%)
Q III - 2019 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(1.70%)
Inflation Rate (IPC)	43.80%
Exchange Rate	58.50%
Unemployment Rate	4.00%
Interest Rate	22.70%
Real Salary	(7.10%)
PIB	(1.50%)
Current account	(87.20%)
Q III - 2019 [member] | Upside [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	0.60%
Inflation Rate (IPC)	38.00%
Exchange Rate	54.60%
Unemployment Rate	(0.90%)
Interest Rate	9.60%
Real Salary	(6.50%)
PIB	1.50%
Current account	(86.80%)
Q III - 2019 [member] | Downside [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(3.30%)
Inflation Rate (IPC)	46.30%
Exchange Rate	84.30%
Unemployment Rate	22.50%
Interest Rate	57.00%
Real Salary	(11.30%)
PIB	(3.70%)
Current account	(97.80%)
Q IV - 2019 [member] | Base [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(1.20%)
Inflation Rate (IPC)	32.40%
Exchange Rate	14.30%
Unemployment Rate	0.30%
Interest Rate	(16.40%)
Real Salary	1.00%
PIB	(0.10%)
Current account	(45.00%)
Q IV - 2019 [member] | Upside [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	2.30%
Inflation Rate (IPC)	26.00%
Exchange Rate	9.90%
Unemployment Rate	(7.60%)
Interest Rate	(30.70%)
Real Salary	2.60%
PIB	2.90%
Current account	(64.50%)
Q IV - 2019 [member] | Downside [member]
Disclosure of Credit Quality of Debt Securities [line items]
Monthly Estimator of Economic Activity (EMAE)	(3.50%)
Inflation Rate (IPC)	41.70%
Exchange Rate	40.60%
Unemployment Rate	30.00%
Interest Rate	21.20%
Real Salary	(5.10%)
PIB	(3.50%)
Current account	(92.90%)